Retirement Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement Plan

8. Retirement Plan

The Company has a Savings Incentive Match Plan for employees. Under the terms of the plan, the Company contributes 2% of an employee’s annual base salary, up to a maximum of the annual Internal Revenue Service compensation limits, for all full-time employees. During the nine months ended September 30, 2014 and 2013, the Company recognized $43 and $20, respectively, of expense related to its contributions to the plan.

12. Retirement Plan

In 2009, the Company established a Savings Incentive Match Plan for employees. Under the terms of the plan, the Company contributes 2% of an employee’s annual base salary, up to a maximum of the annual Internal Revenue Service compensation limits, for all full-time employees. During the years ended December 31, 2011, 2012 and 2013, the Company recognized $15, $16 and $26, respectively, of expense related to its contributions to this plan.